Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2018
Net loss per share attributable to Borqs Technologies, Inc.
EARNINGS (LOSS) PER SHARE
20.	EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share for each of the years presented are calculated as follows:

	For the years ended December 31,
	2016	2017	2018
	$	$	$
Numerator:
Net income (loss) from continuing operations	5,432	(12,790)	(69,058)
Less: Net income (loss) attributable to noncontrolling interest from continuing operation	57	(82)	(104)
Net income (loss) from continuing operations attributable to Borqs Technologies, Inc.	5,375	(12,708)	(68,954)
Accretion to redemption value of preferred shares for continuing operations	(976)	(6,956)	-
Allocation to holders of Preferred Shares for continuing operations	(2,252)	-	-

Net (loss) income from continuing operations attributable to Borqs Technologies, Inc.'s ordinary shareholders	2,147	(19,664)	(68,954)

Net (loss) income from discontinued operations	(2,836)	431	(2,941)
Less: Net (loss) income attributable to noncontrolling interest from discontinued operation	(689)	292	(131)
Net (loss) income from discontinued operations attributable to Borqs Technologies, Inc.	(2,147)	139	(2,810)

Net loss attributable to Borqs Technologies, Inc.'s ordinary shareholders	-	(19,525)	(71,764)

Denominator:
Weighted-average number of ordinary shares—basic	4,224,725	12,842,671	31,200,056
Weighted-average number of ordinary shares—diluted	5,558,577	12,842,671	31,200,056

Weighted-average number of shares outstanding from discontinued operations—basic	4,224,725	12,842,671	31,200,056
Weighted-average number of shares outstanding from discontinued operations—diluted	5,558,577	12,842,671	31,200,056

Net earnings (loss) per share from continuing operations attributable to Borqs Technologies, Inc.
Earnings (loss) per share—Basic:	1.00	(1.53)	(2.21)
Earnings (loss) per share—Diluted:	0.39	(1.53)	(2.21)

Net (loss) earnings per share from discontinued operations attributable to Borqs Technologies, Inc.
(Loss) earnings per share—Basic:	(1.00)	0.01	(0.09)
(Loss) earnings per share—Diluted:	(0.39)	0.01	(0.09)

Net loss per share attributable to Borqs Technologies, Inc.
Loss per share—Basic:	-	(1.52)	(2.30)
Loss per share—Diluted:	-	(1.52)	(2.30)

For the years ended December 31, 2017 and 2018, share options and Replacement Warrants to purchase ordinary shares, Unit Purchase Option, public warrants and private warrants were anti-dilutive and excluded from the calculation of diluted net loss per share.